Acquisitions (Details 4)	12 Months Ended								12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] USD ($)	Jul. 31, 2011 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jun. 30, 2011 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] Patents [Member]	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] Preferential Leasing Contracts [Member]
Cash consideration - deposit			79,866,000	1,000,000	4,000,000		79,866,000
Cash consideration					75,866,000
Cash consideration	1,144,709	7,272,337	0		7,272,337	1,144,709		7,331,002
Less: call option value					(7,913,000)
Total identifiable net assets					79,284,000
Identifiable intangible assets - Patents, trademark and licenses					19,900,000
- Preferential leasing contracts					17,600,000
Cash and cash equivalents					50,769,000			0
Property, plant and equipment, net			1,253,000		8,882,000
Other receivables			0		1,210,000			0
Other payables and other current liabilities					(6,282,000)
Deferred tax liabilities					(4,081,000)
Cash consideration paid					87,998,000
Non-controlling interest					(19,821,000)
Goodwill					11,107,000
Fair value of total consideration transferred					79,284,000
Cash consideration paid in fiscal 2012					75,866,000
Cash and cash equivalents acquired					(50,769,000)
Amount paid for acquisition of Little New Star Education Group	$ 0	0	0	4,485,215	25,097,000
Identifiable intangible assets- Patents, trademark and licenses (Amortization period)									1-10 years	19 years